Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - ZAR (R) R / shares in Units, R in Millions										12 Months Ended
	Oct. 16, 2023	Aug. 15, 2023	Oct. 17, 2022	Aug. 11, 2022	Apr. 11, 2022	Feb. 25, 2022	Oct. 18, 2021	Aug. 10, 2021	Apr. 19, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Ordinary shares in issue (in shares)										618,072,000	616,526,000	616,052,000
Adjustment for weighted number of ordinary shares in issue (in shares)										(428,000)	(121,000)	(5,582,000)
Weighted number of ordinary shares in issue (in shares)										617,644,000	616,405,000	610,470,000
Treasury shares (in shares)										(47,000)	(3,950,000)	(6,184,000)
Basic weighted average number of ordinary shares in issue (in shares)										617,597,000	612,455,000	604,286,000
Owners of the parent										R 4,820	R (1,052)	R 5,087
Total basic earnings/(loss) per share (in rand per share)										R 7.80	R (1.72)	R 8.42
Disclosure of depositary receipts [line items]
Dividend declared			R 136		R 247		R 167		R 677	R 136	R 414	R 677
Dividends per share, ordinary shares	R 0.75		R 0.22			R 0.40	R 0.27			R 0.22	R 0.67	R 1.10
Convertible Preference Shares, Minimum Annual Preference Dividend		R 9		R 9				R 9
Dividends paid to non-controlling interests										R 18	R 16	R 7
Treasury shares (in shares)										(47,000)	(3,950,000)	(6,184,000)
Sisonke ESOP
Earnings per share [abstract]
Treasury shares (in shares)											3,902,418	6,137,053
Disclosure of depositary receipts [line items]
Treasury shares (in shares)											3,902,418	6,137,053